Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total segment operating profit	₩ 1,432,362	₩ 1,035,020	₩ 987,054
Gain on disposal of property and equipment and intangible assets	40,109	35,644	8,533
Other operating income	115,763	95,751	95,583
Impairment loss on property and equipment and intangible assets	(3,135)	(208,833)	(65,935)
Loss on disposal of property and equipment and intangible assets	(47,369)	(41,598)	(47,760)
Bad debt for accounts receivable — other	(6,001)	(10,559)	(5,802)
Other operating expenses	(1,431,587)	(1,658,362)	(1,410,288)
Operating segments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,431,767	1,291,505	1,092,851
Operating segments [member] | Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	(44,605)	(42,927)	(54,184)
Operating segments [member] | After adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,387,162	1,248,578	1,038,667
Adjustments [member]
Disclosure of operating segments [line items]
Gain on disposal of property and equipment and intangible assets	39,136	34,625	7,755
Others	76,627	61,126	87,828
Other operating income	115,763	95,751	95,583
Impairment loss on property and equipment and intangible assets	(3,135)	(200,705)	(42,823)
Loss on disposal of property and equipment and intangible assets	(28,158)	(25,633)	(23,821)
Donations	(12,800)	(16,051)	(16,782)
Bad debt for accounts receivable — other	(3,995)	(6,640)	(3,594)
Others	(22,475)	(60,280)	(60,176)
Other operating expenses	₩ (70,563)	₩ (309,309)	₩ (147,196)